Investments (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Schedule of Investment

Investments consist of the followings:

	As at March 31,
	2018		2019
Non-current
Financial instruments at FVTOCI
Equity instruments	₹	4,140	₹	6,916
Financial instruments at amortized cost
Inter corporate and term deposits *		3,528		—

	₹	7,668	₹	6,916
Current
Financial instruments at FVTOCI
Equity instruments	₹	1,545	₹	—
Financial instruments at FVTPL
Investments in liquid and short-term mutual funds		46,438		13,960
Financial instruments at FVTOCI
Commercial paper, Certificate of deposits and bonds		176,234		185,048
Financial instruments at amortized cost
Inter corporate and term deposits *		24,877		21,708

	₹	249,094	₹	220,716

Total	₹	256,762	₹	227,632

* These deposits earn a fixed rate of interest. Term deposits include deposits in lien with banks amounting to ₹ 463 (March 31, 2018: ₹ 453).

Summary of Financial Information in Respect of Immaterial Associates Accounted for Using Equity Method

The Company has no material associates as at March 31, 2019. The aggregate summarized financial information in respect of the Company’s immaterial associates that are accounted for using the equity method is set forth below:

	As at March 31,
	2018	2019
Carrying amount of the Company’s interest in associates accounted for using the equity method	1,206	1,235

	For the year ended March 31,
	2018	2019
Company’s share of net profit /(loss) of associates accounted for using the equity method in consolidated statement of income	11	(43)